Events occurring after the reporting period	6 Months Ended
Jun. 30, 2023
Events occurring after the reporting period
Events occurring after the reporting period

17Events occurring after the reporting period

On August 2, 2023 Mr. Slattery resigned as chairperson and director, and Mr. Flewitt was appointed as chairperson, in each case effective as of August 3, 2023. In connection with this, the option termination agreement referred to in note 16 was amended with effect from August 2, 2023, as a result of which the remaining payment is conditional only on the Company’s maintenance of a minimum pre-order book.

Also as previously disclosed on July 3, 2023, the Company appointed Stuart Simpson as its new Chief Financial Officer, effective September 11, 2023. On August 2, 2023, Vincent Casey, who previously served as the Company’s CFO between November 2020 and February 2023 and who remained a director on the Board following his resignation as CFO, notified the Board of his resignation as a member of the Board, effective as of August 3, 2023.